UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.8%
BASIC MATERIALS 0.6%
Dow Chemical Co.	34,100	$1,063,238
CONSUMER—CYCLICAL 7.3%
APPAREL 1.0%
NIKE	21,800	1,877,634
AUTO PARTS EQUIPMENT 0.5%
Genuine Parts Co.	21,400	1,030,196
MEDIA 1.7%
The Walt Disney Co.	90,000	3,285,900
RETAIL 4.1%
Hennes & Mauritz AB (Sweden)	29,400	992,423
Nordstrom	33,800	1,446,640
Ross Stores	37,100	2,407,048
Wal-Mart Stores	55,600	3,007,404
		7,853,515
TOTAL CONSUMER—CYCLICAL		14,047,245
CONSUMER—NON-CYCLICAL 10.1%
AGRICULTURE 0.8%
Philip Morris International	27,100	1,541,719
APPAREL 0.1%
VF Corp.	2,986	247,480
BEVERAGE 1.5%
PepsiCo	43,900	2,837,257
COSMETICS/PERSONAL CARE 2.3%
Procter & Gamble Co.	70,600	4,311,542
FOOD 1.0%
Kraft Foods-Class A	65,600	1,984,400
RESTAURANT 1.5%
McDonald’s Corp.	36,000	2,818,800

	Number of Shares	Value
RETAIL 2.9%
Costco Wholesale Corp.	33,500	$2,264,935
CVS Caremark Corp.	109,200	3,385,200
		5,650,135
TOTAL CONSUMER— NON-CYCLICAL		19,391,333
ENERGY 12.3%
OIL & GAS 10.9%
Apache Corp.	25,028	2,694,014
Chevron Corp.	73,300	5,935,101
CNOOC Ltd. (Hong Kong)	675,600	1,465,159
ConocoPhillips	33,800	2,033,746
Exxon Mobil Corp.	35,400	2,462,424
Occidental Petroleum Corp.	50,100	4,417,317
Total SA (France)	39,600	1,918,095
		20,925,856
OIL & GAS SERVICES 1.4%
Halliburton Co.	28,100	1,063,304
Schlumberger Ltd.	20,200	1,562,268
		2,625,572
TOTAL ENERGY		23,551,428
FINANCIAL 21.4%
BANK 6.1%
Bank of America Corp.	348,600	3,817,170
Bank of New York Mellon Corp.	55,300	1,492,547
Toronto-Dominion Bank (Canada) (USD)	14,300	1,040,897
US Bancorp	66,400	1,578,992
Wells Fargo & Co.	134,900	3,670,629
		11,600,235
CREDIT CARD 2.0%
American Express Co.	45,700	1,975,154
Visa-Class A	26,500	1,957,025
		3,932,179

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICE 7.5%
Citigroup(a)	600,300	$2,521,260
Franklin Resources	19,300	2,201,937
Goldman Sachs Group	22,800	3,559,992
JPMorgan Chase & Co.	163,500	6,111,630
		14,394,819
INSURANCE 5.8%
Aflac	62,700	3,229,050
Chubb Corp.	41,100	2,343,111
HCC Insurance Holdings	65,800	1,847,664
Prudential Financial	73,500	3,724,980
		11,144,805
TOTAL FINANCIAL		41,072,038
HEALTH CARE 12.7%
HEALTH CARE PROVIDERS & SERVICES 1.8%
UnitedHealth Group	95,900	3,502,268
HEALTHCARE PRODUCTS 5.0%
Covidien PLC	66,700	2,806,069
Johnson & Johnson	68,300	4,203,865
Medtronic	42,800	1,435,084
Patterson Cos.	40,547	1,205,462
		9,650,480
PHARMACEUTICAL 5.9%
Abbott Laboratories	45,900	2,134,809
Merck & Co.	122,400	4,219,128
Pfizer	178,000	2,899,620
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	39,600	1,981,584
		11,235,141
TOTAL HEALTH CARE		24,387,889

	Number of Shares	Value
INDUSTRIAL 8.0%
AEROSPACE & DEFENSE 3.3%
General Dynamics Corp.	31,700	$2,095,053
L-3 Communications Holdings	25,700	1,807,481
Lockheed Martin Corp.	34,100	2,320,164
		6,222,698
DIVERSIFIED MANUFACTURING 2.8%
General Electric Co.	341,200	5,401,196
ENVIRONMENTAL CONTROL 0.5%
Waste Management	28,600	979,550
TRANSPORTATION 1.4%
Norfolk Southern Corp.	17,800	1,071,026
United Parcel Service	22,400	1,570,912
		2,641,938
TOTAL INDUSTRIAL		15,245,382
MATERIALS 2.2%
CHEMICALS 0.8%
Ecolab	31,200	1,491,672
METALS & MINING 1.4%
BHP Billiton Ltd. (Australia)	22,800	934,031
Freeport-McMoRan Copper & Gold	12,700	1,286,764
Newmont Mining Corp.	8,200	482,406
		2,703,201
TOTAL MATERIALS		4,194,873
REAL ESTATE 2.7%
OFFICE 0.5%
Corporate Office Properties Trust	27,400	929,134
SELF STORAGE 0.6%
Public Storage	10,600	1,023,960

	Number of Shares	Value
SHOPPING CENTER—REGIONAL MALL 1.6%
General Growth Properties	94,183	$1,524,823
Simon Property Group	16,200	1,595,700
		3,120,523
TOTAL REAL ESTATE		5,073,617
TECHNOLOGY 7.5%
SEMICONDUCTORS 1.5%
Intel Corp.	25,000	528,000
Texas Instruments	74,400	2,365,920
		2,893,920
SOFTWARE 3.5%
Microsoft Corp.	116,300	2,931,923
Oracle Corp.	137,100	3,707,184
		6,639,107
TELECOMMUNICATION EQUIPMENT 2.5%
Corning	147,100	2,597,786
QUALCOMM	48,100	2,248,194
		4,845,980
TOTAL TECHNOLOGY		14,379,007
TELECOMMUNICATION SERVICES 4.5%
AT&T	137,100	3,810,009
China Mobile Ltd. (ADR) (Hong Kong)	29,000	1,445,650
Verizon Communications	43,700	1,398,837
Vodafone Group PLC (Great Britain)	763,200	1,908,294
		8,562,790
UTILITIES 7.5%
ELECTRIC UTILITIES 1.7%
NextEra Energy	64,100	3,244,742

		Number of Shares	Value
MULTI UTILITIES 5.8%
PG&E Corp.		75,300	$3,533,829
Sempra Energy		64,000	3,205,760
Wisconsin Energy Corp.		72,400	4,359,928
			11,099,517
TOTAL UTILITIES			14,344,259
TOTAL COMMON STOCK (Identified cost—$172,731,938)			185,313,099
SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.05%(b)		2,381,042	2,381,042
State Street Institutional Liquid Reserves Fund, 0.20%(b)		2,384,184	2,384,184
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,765,226)			4,765,226

TOTAL INVESTMENTS (Identified cost—$177,497,164)	99.3%		190,078,325

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		1,405,250

NET ASSETS	100.0%		$191,483,575

Glossary of POI Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing Security.

(b) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$185,313,099	$185,313,099	$—	—
Money Market Funds	4,765,226	—	4,765,226	—
Total Investments	$190,078,325	$185,313,099	$4,765,226	—

Note 2. Income Tax Information

As of November 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$177,497,164
Gross unrealized appreciation	$16,943,594
Gross unrealized depreciation	(4,362,433)
Net unrealized appreciation	$12,581,161

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: January 27, 2011